PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Institutional and Administrative Class Shares Dated December 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Strategic Markets Prospectus for Institutional and Administrative Class Shares Dated December 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Institutional and Administrative Class Shares of the PIMCO Total Return Funds Dated December 31, 2003

(as supplemented March 19, 2004)

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class D Shares of the PIMCO Global Bond Fund Dated February 9, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class A, B and C Shares of the PIMCO Bond Funds Dated July 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class D Shares of the PIMCO Bond Funds Dated July 31, 2003

(as supplemented December 22, 2003)

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class A, B and C Shares of the PIMCO Total Return Fund Dated December 3, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class A, B and C Shares of the Real Return Strategy and IndexPLUS Funds Dated October 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class A, B and C Shares of the Municipal Bond Funds Dated July 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class D Shares of the Municipal Bond Funds Dated July 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class R Shares Dated December 3, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Institutional and Administrative Class Shares of the PIMCO Foreign Bond Fund (Unhedged) Dated April 28, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class A, B and C Shares of the PIMCO Foreign Bond Fund (Unhedged) Dated April 28, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class D Shares of the PIMCO Foreign Bond Fund (Unhedged) Dated April 28, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Prospectus for Class R Shares of the PIMCO Foreign Bond Fund (Unhedged) Dated April 28, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated May 4, 2004 to the

Offering Memorandum for the Private Account Portfolio Series Dated December 31, 2003

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference